Document and Entity Information	Dec. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2022
Entity File Number	000-53041
Entity Registrant Name	SOUTHWEST IOWA RENEWABLE ENERGY, LLC
Entity Central Index Key	0001424844
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	20-2735046
Entity Address, Address Line One	10868 189th Street
Entity Address, City or Town	Council Bluffs
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	51503
City Area Code	712
Local Phone Number	366-0392
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false